Other non-current financial assets (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Other Non-Current Financial Assets

(EUR thousand)	For the financial year ended March 31
Other non-current financial assets	2024	2023
Collateral for lease and other agreements	11,828	11,774
Pledged asset for endowment insurance	2,512	2,433
Collateral for Bank Guarantees	1,560	—
Total	15,900	14,207